Investment Objectives and Goals - American Funds Global Balanced Fund	Dec. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Global Balanced Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.